Customer Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Customer Accounts Disclosure [Abstract]
Summary of Customer Accounts

	2024	2025
Individuals
Term deposits	5,328,125	6,244,418
Current accounts	921,913	934,286
Total due to individuals	6,250,038	7,178,704

Corporate customers
Term deposits	106,010	148,210
Current accounts	205,902	204,372

Total due to corporate customers	311912	352,582

Total customer accounts	6,561,950	7,531,286